DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Low Beta High Yield Bond ETF

November 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.0%
Basic Materials - 3.4%
Chemicals - 1.5%
Ashland LLC, 144A, 3.375%, 9/1/31	$1,192,000	$956,745
Avient Corp.
144A, 5.75%, 5/15/25	1,721,000	1,679,792
144A, 7.125%, 8/1/30	1,920,000	1,876,848
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	1,853,000	1,519,460
Methanex Corp., 5.125%, 10/15/27	1,853,000	1,702,286
NOVA Chemicals Corp., 144A, 4.875%, 6/1/24	2,780,000	2,708,735
Olin Corp.
5.125%, 9/15/27	1,324,000	1,242,673
5.625%, 8/1/29	1,722,000	1,611,305
5.00%, 2/1/30	1,364,000	1,232,736
Valvoline, Inc.
144A, 4.25%, 2/15/30	1,589,000	1,547,266
144A, 3.625%, 6/15/31	1,417,000	1,157,399

(Cost $18,315,917)		17,235,245

Iron/Steel - 0.3%
Cleveland-Cliffs, Inc.
144A, 6.75%, 3/15/26	2,195,000	2,210,629
5.875%, 6/1/27(a)	1,469,000	1,392,487

(Cost $3,811,987)		3,603,116

Mining - 1.6%
Arconic Corp., 144A, 6.00%, 5/15/25	1,853,000	1,829,179
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	1,986,000	1,972,356
144A, 4.50%, 9/15/27	1,589,000	1,455,691
144A, 5.875%, 4/15/30	1,853,000	1,738,902
144A, 4.375%, 4/1/31	3,922,000	3,292,362
Novelis Corp.
144A, 3.25%, 11/15/26	1,986,000	1,777,235
144A, 4.75%, 1/30/30	4,237,000	3,828,257
144A, 3.875%, 8/15/31	1,986,000	1,630,883

(Cost $18,452,625)		17,524,865

Communications - 16.8%
Advertising - 0.6%
Lamar Media Corp.
3.75%, 2/15/28	1,576,000	1,399,839
4.00%, 2/15/30	1,456,000	1,274,000
3.625%, 1/15/31	1,456,000	1,214,049
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 6.25%, 6/15/25	1,059,000	1,055,108
144A, 5.00%, 8/15/27	1,721,000	1,570,412

(Cost $7,013,009)		6,513,408

Internet - 2.8%
Gen Digital, Inc.
144A, 5.00%, 4/15/25	2,913,000	2,829,178
144A, 6.75%, 9/30/27	2,383,000	2,395,344
144A, 7.125%, 9/30/30	1,589,000	1,590,955
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	1,589,000	1,508,684
144A, 3.50%, 3/1/29	2,118,000	1,792,435
Match Group Holdings II LLC
144A, 5.00%, 12/15/27	1,192,000	1,108,567
144A, 4.625%, 6/1/28	1,324,000	1,185,029
144A, 4.125%, 8/1/30	1,324,000	1,090,454
144A, 3.625%, 10/1/31	1,324,000	1,014,781
Twitter, Inc., 144A, 3.875%, 12/15/27(a)	1,760,000	1,732,790
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	2,648,000	2,666,163
144A, 8.00%, 11/1/26	3,772,000	3,819,184
144A, 7.50%, 9/15/27	3,177,000	3,198,413
144A, 6.25%, 1/15/28	1,324,000	1,279,289
144A, 4.50%, 8/15/29	3,972,000	3,456,653
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	1,284,000	1,116,622

(Cost $33,432,812)		31,784,541

Media - 9.9%
AMC Networks, Inc., 5.00%, 4/1/24	1,059,000	1,012,351
Cable One, Inc., 144A, 4.00%, 11/15/30	1,721,000	1,359,328
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.50%, 5/1/26	1,111,000	1,084,280
144A, 5.125%, 5/1/27	4,816,000	4,533,566
144A, 5.00%, 2/1/28	3,705,000	3,369,253
144A, 5.375%, 6/1/29	2,223,000	2,020,007
144A, 6.375%, 9/1/29	2,223,000	2,099,922
144A, 4.75%, 3/1/30	4,320,000	3,712,057
144A, 4.50%, 8/15/30	4,075,000	3,412,853
144A, 4.25%, 2/1/31	4,445,000	3,615,563
144A, 4.75%, 2/1/32	1,778,000	1,489,066
4.50%, 5/1/32	4,088,000	3,377,996
144A, 4.50%, 6/1/33	2,593,000	2,060,800
144A, 4.25%, 1/15/34	2,964,000	2,312,557
CSC Holdings LLC
144A, 5.50%, 4/15/27	3,369,000	3,091,024
144A, 5.375%, 2/1/28	2,648,000	2,380,459
144A, 3.375%, 2/15/31	2,648,000	1,925,096
Gray Television, Inc., 144A, 5.875%, 7/15/26	1,853,000	1,709,948
News Corp.
144A, 3.875%, 5/15/29	2,648,000	2,356,919
144A, 5.125%, 2/15/32	1,324,000	1,215,346

Nexstar Media, Inc.
144A, 5.625%, 7/15/27	4,626,000	4,352,199
144A, 4.75%, 11/1/28	2,648,000	2,322,481
Sinclair Television Group, Inc., 144A, 4.125%, 12/1/30	1,986,000	1,521,832
Sirius XM Radio, Inc.
144A, 3.125%, 9/1/26	2,648,000	2,393,898
144A, 5.00%, 8/1/27	3,972,000	3,711,338
144A, 4.00%, 7/15/28	5,196,000	4,597,421
144A, 5.50%, 7/1/29	3,310,000	3,085,681
144A, 4.125%, 7/1/30	3,972,000	3,336,202
144A, 3.875%, 9/1/31	3,972,000	3,241,291
TEGNA, Inc.
144A, 4.75%, 3/15/26	1,456,000	1,424,089
4.625%, 3/15/28	2,648,000	2,500,745
5.00%, 9/15/29	2,913,000	2,731,827
Univision Communications, Inc.
144A, 5.125%, 2/15/25	3,917,000	3,785,134
144A, 6.625%, 6/1/27	3,872,000	3,779,777
144A, 4.50%, 5/1/29	2,780,000	2,369,811
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	3,310,000	2,793,044
Videotron Ltd.
144A, 5.375%, 6/15/24	1,589,000	1,574,858
144A, 5.125%, 4/15/27	1,589,000	1,521,007
144A, 3.625%, 6/15/29(a)	1,324,000	1,118,374
Virgin Media Secured Finance PLC
144A, 5.50%, 5/15/29	3,773,000	3,446,937
144A, 4.50%, 8/15/30	2,423,000	2,026,819
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	3,988,000	3,305,095
Ziggo BV, 144A, 4.875%, 1/15/30	2,624,000	2,234,716

(Cost $120,675,800)		111,312,967

Telecommunications - 3.5%
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	3,030,000	2,863,350
144A, 5.00%, 5/1/28	4,055,000	3,650,717
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,981,000	1,893,712
Level 3 Financing, Inc.
144A, 3.40%, 3/1/27	1,986,000	1,689,141
144A, 3.875%, 11/15/29	1,986,000	1,546,220
Lumen Technologies, Inc., 144A, 4.00%, 2/15/27	3,310,000	2,825,995
Nokia OYJ, 4.375%, 6/12/27	1,324,000	1,253,497
Sprint LLC
7.125%, 6/15/24	6,620,000	6,768,683
7.625%, 2/15/25	3,972,000	4,119,916
7.625%, 3/1/26	3,972,000	4,182,332
Switch Ltd.
144A, 3.75%, 9/15/28	1,590,000	1,604,950
144A, 4.125%, 6/15/29	1,351,000	1,361,289
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	3,525,000	2,834,171
144A, 4.75%, 7/15/31	3,707,000	3,044,188

(Cost $41,872,813)		39,638,161

Consumer, Cyclical - 23.0%
Airlines - 1.7%
Air Canada, 144A, 3.875%, 8/15/26	3,177,000	2,910,966
Delta Air Lines, Inc. 2.90%, 10/28/24	2,383,000	2,262,432
7.375%, 1/15/26	2,270,000	2,348,145
4.375%, 4/19/28	1,086,000	988,765
3.75%, 10/28/29(a)	1,255,000	1,076,922
United Airlines, Inc.
144A, 4.375%, 4/15/26	5,196,000	4,811,711
144A, 4.625%, 4/15/29	5,296,000	4,690,459

(Cost $20,223,681)		19,089,400

Apparel - 0.4%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	2,383,000	2,311,308
144A, 4.875%, 5/15/26	2,383,000	2,171,997

(Cost $4,911,652)		4,483,305

Auto Manufacturers - 4.7%
Allison Transmission, Inc.
144A, 4.75%, 10/1/27	1,059,000	983,315
144A, 5.875%, 6/1/29	1,324,000	1,253,123
144A, 3.75%, 1/30/31	2,648,000	2,210,876
Ford Motor Co.
4.346%, 12/8/26(a)	3,972,000	3,787,246
9.625%, 4/22/30	1,144,000	1,324,455
3.25%, 2/12/32	6,620,000	5,266,794
6.10%, 8/19/32	4,634,000	4,452,910
Ford Motor Credit Co. LLC
3.81%, 1/9/24	806,000	787,857
5.584%, 3/18/24	2,239,000	2,216,263
3.664%, 9/8/24	1,003,000	964,169
4.063%, 11/1/24	2,239,000	2,164,151
2.30%, 2/10/25	1,733,000	1,591,951
4.687%, 6/9/25	832,000	801,459
5.125%, 6/16/25	2,526,000	2,448,774
4.134%, 8/4/25	1,940,000	1,837,878
3.375%, 11/13/25	2,911,000	2,689,036
GMTN, 4.389%, 1/8/26	1,663,000	1,578,436
4.542%, 8/1/26	1,040,000	987,470
2.70%, 8/10/26	2,079,000	1,828,896
4.271%, 1/9/27	1,247,000	1,156,181
4.95%, 5/28/27	2,079,000	1,969,759
4.125%, 8/17/27	1,733,000	1,583,156

3.815%, 11/2/27	1,040,000	930,550
7.35%, 11/4/27	1,100,000	1,144,429
2.90%, 2/16/28	1,040,000	869,560
2.90%, 2/10/29	1,040,000	854,006
5.113%, 5/3/29	2,061,000	1,895,223
4.00%, 11/13/30	2,287,000	1,937,295
3.625%, 6/17/31	1,386,000	1,139,229

(Cost $58,273,056)		52,654,447

Auto Parts & Equipment - 1.1%
Clarios Global LP, 144A, 6.75%, 5/15/25	1,192,000	1,192,855
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	2,383,000	2,361,446
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	1,836,000	1,908,499
5.00%, 5/31/26(a)	2,383,000	2,312,737
4.875%, 3/15/27(a)	1,853,000	1,719,895
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	2,853,000	2,735,228

(Cost $12,815,951)		12,230,660

Distribution/Wholesale - 0.5%
American Builders & Contractors Supply Co., Inc.
144A, 4.00%, 1/15/28	1,853,000	1,657,601
144A, 3.875%, 11/15/29	1,059,000	875,263
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	3,310,000	2,816,327

(Cost $5,766,484)		5,349,191

Entertainment - 4.3%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/25	8,903,000	8,806,688
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	2,648,000	2,619,958
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	3,177,000	2,895,057
Cedar Fair LP, 5.25%, 7/15/29	1,324,000	1,159,011
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A, 5.50%, 5/1/25	2,648,000	2,643,141
5.375%, 4/15/27	1,324,000	1,263,469
Churchill Downs, Inc.
144A, 5.50%, 4/1/27	1,589,000	1,513,021
144A, 4.75%, 1/15/28	1,853,000	1,681,844
International Game Technology PLC
144A, 6.50%, 2/15/25	1,853,000	1,864,651
144A, 4.125%, 4/15/26	1,986,000	1,871,408
144A, 6.25%, 1/15/27	1,986,000	1,976,169
144A, 5.25%, 1/15/29	1,986,000	1,854,311
Live Nation Entertainment, Inc.
144A, 4.875%, 11/1/24	1,523,000	1,501,061
144A, 6.50%, 5/15/27	3,177,000	3,188,183
144A, 4.75%, 10/15/27	2,515,000	2,240,777
144A, 3.75%, 1/15/28	1,324,000	1,148,570
Mohegan Tribal Gaming Authority, 144A, 7.875%, 10/15/24	910,000	918,782
Scientific Games International, Inc., 144A, 8.625%, 7/1/25	1,456,000	1,503,517
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	2,514,000	2,419,510
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	1,589,000	1,586,354
WMG Acquisition Corp.
144A, 3.75%, 12/1/29	1,430,000	1,235,963
144A, 3.875%, 7/15/30	1,317,000	1,141,840
144A, 3.00%, 2/15/31	2,118,000	1,719,897

(Cost $51,975,877)		48,753,182

Food Service - 0.7%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	1,589,000	1,546,269
144A, 6.375%, 5/1/25	3,972,000	3,947,870
144A, 5.00%, 2/1/28	3,045,000	2,848,796

(Cost $8,538,520)		8,342,935

Home Builders - 0.4%
Century Communities, Inc., 6.75%, 6/1/27	1,324,000	1,285,760
Meritage Homes Corp. 6.00%, 6/1/25	1,059,000	1,049,985
144A, 3.875%, 4/15/29	1,192,000	1,012,330
Taylor Morrison Communities, Inc., 144A, 5.875%, 6/15/27	1,324,000	1,268,971

(Cost $5,163,375)		4,617,046

Home Furnishings - 0.2%
Tempur Sealy International, Inc., 144A, 4.00%, 4/15/29
(Cost $2,109,750)	2,118,000	1,759,917

Housewares - 0.8%
Newell Brands, Inc.
4.875%, 6/1/25	1,324,000	1,280,977
4.45%, 4/1/26	5,196,000	4,911,571
6.375%, 9/15/27	1,324,000	1,304,140
6.625%, 9/15/29(a)	1,324,000	1,302,650

(Cost $9,464,085)		8,799,338

Leisure Time - 0.8%
Carnival Corp., 144A, 4.00%, 8/1/28	6,319,000	5,254,217
Royal Caribbean Cruises Ltd., 144A, 11.50%, 6/1/25	3,686,000	3,953,272

(Cost $9,729,229)		9,207,489

Lodging - 3.0%
Boyd Gaming Corp.
4.75%, 12/1/27	2,647,000	2,466,223
144A, 4.75%, 6/15/31	2,383,000	2,082,337

Hilton Domestic Operating Co., Inc.
144A, 5.375%, 5/1/25	1,324,000	1,318,850
144A, 5.75%, 5/1/28	1,324,000	1,299,360
144A, 3.75%, 5/1/29	2,118,000	1,864,528
4.875%, 1/15/30	2,648,000	2,454,113
144A, 4.00%, 5/1/31	2,813,000	2,364,768
144A, 3.625%, 2/15/32	3,972,000	3,230,825
Las Vegas Sands Corp.
3.20%, 8/8/24	4,634,000	4,428,247
2.90%, 6/25/25	1,324,000	1,213,192
3.50%, 8/18/26	2,548,000	2,293,871
3.90%, 8/8/29	1,986,000	1,702,669
MGM Resorts International
6.75%, 5/1/25	1,986,000	1,979,238
5.75%, 6/15/25	1,787,000	1,746,372
4.625%, 9/1/26	1,059,000	978,483
Travel + Leisure Co.
144A, 6.625%, 7/31/26	1,721,000	1,679,439
6.00%, 4/1/27	1,059,000	996,880

(Cost $36,216,443)		34,099,395

Retail - 4.0%
1011778 BC ULC / New Red Finance, Inc.
144A, 5.75%, 4/15/25	1,324,000	1,320,584
144A, 3.875%, 1/15/28	4,104,000	3,660,323
144A, 4.375%, 1/15/28	1,986,000	1,795,245
144A, 3.50%, 2/15/29	1,986,000	1,692,689
144A, 4.00%, 10/15/30	7,629,000	6,381,010
Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,072,000	971,554
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 4.625%, 1/15/29	2,648,000	2,328,651
FirstCash, Inc.
144A, 4.625%, 9/1/28	1,324,000	1,167,104
144A, 5.625%, 1/1/30	1,456,000	1,326,167
IRB Holding Corp., 144A, 7.00%, 6/15/25	1,986,000	1,999,644
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	1,059,000	973,920
144A, 3.875%, 6/1/29	2,068,000	1,737,668
144A, 4.375%, 1/15/31	1,456,000	1,233,232
Murphy Oil USA, Inc.
4.75%, 9/15/29	1,324,000	1,203,900
144A, 3.75%, 2/15/31	1,324,000	1,085,820
Penske Automotive Group, Inc.
3.50%, 9/1/25	1,456,000	1,364,971
3.75%, 6/15/29	1,324,000	1,104,567
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	3,177,000	2,906,320
SRS Distribution, Inc., 144A, 4.625%, 7/1/28	1,721,000	1,519,045
Yum! Brands, Inc.
144A, 4.75%, 1/15/30	2,118,000	1,935,619
3.625%, 3/15/31	2,780,000	2,321,175
4.625%, 1/31/32	2,813,000	2,478,516
5.375%, 4/1/32	2,648,000	2,437,722

(Cost $49,063,415)		44,945,446

Toys/Games/Hobbies - 0.4%
Mattel, Inc.
144A, 3.375%, 4/1/26	1,589,000	1,461,077
144A, 5.875%, 12/15/27	1,589,000	1,554,948
144A, 3.75%, 4/1/29	1,589,000	1,393,386

(Cost $4,901,913)		4,409,411

Consumer, Non-cyclical - 16.5%
Agriculture - 0.4%
Darling Ingredients, Inc.
144A, 5.25%, 4/15/27	1,324,000	1,282,857
144A, 6.00%, 6/15/30	2,648,000	2,585,348

(Cost $4,020,219)		3,868,205

Commercial Services - 4.5%
ADT Security Corp., 144A, 4.125%, 8/1/29	2,648,000	2,313,677
Block, Inc.
2.75%, 6/1/26	2,648,000	2,354,310
3.50%, 6/1/31(a)	2,648,000	2,152,056
Brink’s Co.
144A, 5.50%, 7/15/25	1,059,000	1,038,269
144A, 4.625%, 10/15/27	1,589,000	1,463,671
Gartner, Inc.
144A, 4.50%, 7/1/28	2,118,000	1,996,607
144A, 3.625%, 6/15/29	1,589,000	1,393,563
144A, 3.75%, 10/1/30	2,118,000	1,814,429
Grand Canyon University, 4.125%, 10/1/24	1,324,000	1,252,464
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	3,177,000	2,967,479
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	1,986,000	1,963,658
144A, 5.75%, 4/15/26	3,475,000	3,411,355
144A, 3.375%, 8/31/27	2,648,000	2,317,053
Service Corp. International
4.625%, 12/15/27	1,456,000	1,361,214
5.125%, 6/1/29	1,986,000	1,883,721
3.375%, 8/15/30	2,251,000	1,879,428
4.00%, 5/15/31	2,118,000	1,817,223
United Rentals North America, Inc.
5.50%, 5/15/27	1,324,000	1,307,834
3.875%, 11/15/27	1,800,000	1,652,994
4.875%, 1/15/28	4,420,000	4,224,636
5.25%, 1/15/30	1,986,000	1,874,496
4.00%, 7/15/30	1,986,000	1,725,377
3.875%, 2/15/31	2,913,000	2,488,372
3.75%, 1/15/32	1,986,000	1,650,344

Williams Scotsman International, Inc.
144A, 6.125%, 6/15/25	1,394,000	1,382,374
144A, 4.625%, 8/15/28	1,324,000	1,205,323

(Cost $55,364,735)		50,891,927

Cosmetics/Personal Care - 0.2%
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28
(Cost $2,064,744)	1,986,000	1,871,691

Food - 2.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.25%, 3/15/26	1,986,000	1,806,019
144A, 7.50%, 3/15/26	1,589,000	1,618,706
144A, 4.625%, 1/15/27	3,575,000	3,307,125
144A, 3.50%, 3/15/29	3,475,000	2,898,941
144A, 4.875%, 2/15/30	2,648,000	2,366,994
Lamb Weston Holdings, Inc.
144A, 4.875%, 5/15/28	1,324,000	1,250,160
144A, 4.125%, 1/31/30	2,568,000	2,274,336
144A, 4.375%, 1/31/32	1,853,000	1,642,221
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	2,807,000	2,718,987
Pilgrim’s Pride Corp.
144A, 5.875%, 9/30/27	2,251,000	2,212,986
144A, 4.25%, 4/15/31	2,598,000	2,254,843
144A, 3.50%, 3/1/32	2,383,000	1,921,187
Post Holdings, Inc., 144A, 5.75%, 3/1/27	1,216,000	1,176,100
US Foods, Inc., 144A, 6.25%, 4/15/25	2,648,000	2,651,376

(Cost $33,155,594)		30,099,981

Healthcare-Products - 1.9%
Avantor Funding, Inc.
144A, 4.625%, 7/15/28	4,004,000	3,638,435
144A, 3.875%, 11/1/29	2,118,000	1,818,832
Hologic, Inc.
144A, 4.625%, 2/1/28	1,059,000	1,002,455
144A, 3.25%, 2/15/29	2,515,000	2,194,086
Medline Borrower LP, 144A, 3.875%, 4/1/29	11,815,000	10,085,579
Teleflex, Inc.
4.625%, 11/15/27	1,324,000	1,252,570
144A, 4.25%, 6/1/28	1,324,000	1,208,644

(Cost $23,344,130)		21,200,601

Healthcare-Services - 4.5%
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	1,324,000	1,252,839
144A, 3.125%, 2/15/29	1,456,000	1,191,969
144A, 3.50%, 4/1/30(a)	1,721,000	1,404,646
Charles River Laboratories International, Inc.
144A, 4.25%, 5/1/28	1,324,000	1,210,441
144A, 3.75%, 3/15/29	1,324,000	1,153,629
144A, 4.00%, 3/15/31	1,324,000	1,142,725
Encompass Health Corp.
4.50%, 2/1/28	2,118,000	1,906,284
4.75%, 2/1/30	2,118,000	1,883,050
IQVIA, Inc.
144A, 5.00%, 10/15/26	2,780,000	2,679,155
144A, 5.00%, 5/15/27	2,913,000	2,785,396
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	2,118,000	1,924,701
144A, 3.875%, 11/15/30	1,721,000	1,482,211
144A, 3.875%, 5/15/32	1,986,000	1,678,051
Tenet Healthcare Corp.
4.625%, 7/15/24	2,039,000	1,997,324
144A, 4.625%, 9/1/24	1,589,000	1,544,406
144A, 4.875%, 1/1/26	5,560,000	5,284,724
144A, 6.25%, 2/1/27	3,972,000	3,810,896
144A, 5.125%, 11/1/27	3,972,000	3,712,211
144A, 4.625%, 6/15/28	1,589,000	1,424,920
144A, 4.25%, 6/1/29	3,707,000	3,206,092
144A, 4.375%, 1/15/30	3,839,000	3,354,825
144A, 6.125%, 6/15/30	5,196,000	4,924,756

(Cost $55,190,260)		50,955,251

Household Products/Wares - 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	1,324,000	1,104,501
Spectrum Brands, Inc., 5.75%, 7/15/25	1,191,000	1,172,461

(Cost $2,413,314)		2,276,962

Pharmaceuticals - 2.1%
Jazz Securities DAC, 144A, 4.375%, 1/15/29	3,972,000	3,573,827
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	5,460,000	4,915,583
144A, 5.125%, 4/30/31	5,296,000	4,671,549
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	1,853,000	1,763,408
4.375%, 3/15/26	1,853,000	1,716,364
4.40%, 6/15/30	1,986,000	1,673,493
Prestige Brands, Inc.
144A, 5.125%, 1/15/28	1,059,000	999,797
144A, 3.75%, 4/1/31	1,589,000	1,309,129
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	3,305,000	3,262,532

(Cost $25,620,870)		23,885,682

Energy - 10.0%
Oil & Gas - 5.3%
Antero Resources Corp.
144A, 7.625%, 2/1/29	1,017,000	1,038,467
144A, 5.375%, 3/1/30	1,629,000	1,528,409
Apache Corp., 4.25%, 1/15/30	1,534,000	1,380,600
Chesapeake Energy Corp.
144A, 5.50%, 2/1/26	1,324,000	1,278,543
144A, 5.875%, 2/1/29	1,324,000	1,273,251
144A, 6.75%, 4/15/29	2,515,000	2,496,138
CrownRock LP / CrownRock Finance, Inc.
144A, 5.625%, 10/15/25	3,138,000	3,067,803
144A, 5.00%, 5/1/29	1,059,000	976,822
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	2,648,000	2,572,611
MEG Energy Corp., 144A, 7.125%, 2/1/27	1,673,000	1,702,278
Murphy Oil Corp.
5.75%, 8/15/25	774,000	771,840
5.875%, 12/1/27	1,338,000	1,293,661
6.375%, 7/15/28	1,197,000	1,174,841
Occidental Petroleum Corp.
2.90%, 8/15/24	1,739,000	1,672,275
5.875%, 9/1/25	2,207,000	2,229,732
5.50%, 12/1/25	1,797,000	1,794,493
5.55%, 3/15/26	2,863,000	2,866,808
8.50%, 7/15/27	1,324,000	1,444,848
6.375%, 9/1/28	1,589,000	1,618,627
8.875%, 7/15/30	2,648,000	3,038,990
6.625%, 9/1/30	3,872,000	4,044,304
6.125%, 1/1/31	3,310,000	3,362,298
7.50%, 5/1/31	2,302,000	2,500,881
7.875%, 9/15/31	1,283,000	1,406,489
Range Resources Corp.
4.875%, 5/15/25	1,986,000	1,927,016
144A, 4.75%, 2/15/30(a)	1,324,000	1,178,413
Southwestern Energy Co.
7.75%, 10/1/27	1,115,000	1,149,567
5.375%, 2/1/29	1,842,000	1,740,690
5.375%, 3/15/30	3,177,000	2,942,569
4.75%, 2/1/32	3,045,000	2,666,237
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,589,000	1,568,335

(Cost $64,430,722)		59,707,836

Pipelines - 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 7.875%, 5/15/26	1,456,000	1,488,259
144A, 5.375%, 6/15/29	1,986,000	1,834,389
Buckeye Partners LP
144A, 4.125%, 3/1/25	1,324,000	1,273,059
3.95%, 12/1/26	1,589,000	1,404,835
4.125%, 12/1/27	1,059,000	937,501
Cheniere Energy, Inc., 4.625%, 10/15/28	5,295,000	4,886,888
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	1,324,000	1,293,244
DT Midstream, Inc.
144A, 4.125%, 6/15/29	2,913,000	2,570,023
144A, 4.375%, 6/15/31	2,648,000	2,280,378
EnLink Midstream LLC
144A, 5.625%, 1/15/28	1,324,000	1,279,077
5.375%, 6/1/29	1,320,000	1,245,631
144A, 6.50%, 9/1/30	1,803,000	1,812,529
EnLink Midstream Partners LP
4.15%, 6/1/25	1,116,000	1,066,003
4.85%, 7/15/26	1,300,000	1,232,338
EQM Midstream Partners LP, 4.125%, 12/1/26	1,324,000	1,218,477
Hess Midstream Operations LP
144A, 5.625%, 2/15/26	2,105,000	2,072,057
144A, 5.125%, 6/15/28	1,456,000	1,350,140
144A, 4.25%, 2/15/30	1,936,000	1,657,729
144A, 5.50%, 10/15/30	1,059,000	971,740
Kinetik Holdings LP, 144A, 5.875%, 6/15/30	2,648,000	2,492,046
NuStar Logistics LP, 5.75%, 10/1/25	1,589,000	1,547,138
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	1,059,000	991,923
Venture Global Calcasieu Pass LLC
144A, 3.875%, 8/15/29	3,210,000	2,776,490
144A, 4.125%, 8/15/31	3,310,000	2,858,648
144A, 3.875%, 11/1/33	3,310,000	2,697,650
Western Midstream Operating LP
3.35%, 2/1/25	1,935,000	1,857,213
4.65%, 7/1/26	1,256,000	1,223,721
4.50%, 3/1/28	1,059,000	984,065
4.75%, 8/15/28	1,059,000	981,375
4.30%, 2/1/30	3,177,000	2,835,393

(Cost $58,275,118)		53,119,959

Financial - 11.8%
Banks - 0.8%
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	5,296,000	5,101,802
144A, 5.71%, 1/15/26	3,972,000	3,835,044

(Cost $9,714,247)		8,936,846

Diversified Financial Services - 2.7%
Ally Financial, Inc., 5.75%, 11/20/25	2,780,000	2,740,976
LPL Holdings, Inc.
144A, 4.625%, 11/15/27	1,059,000	979,607
144A, 4.00%, 3/15/29	2,383,000	2,082,146
144A, 4.375%, 5/15/31	1,059,000	911,289

Navient Corp.
MTN, 6.125%, 3/25/24	2,251,000	2,244,855
5.875%, 10/25/24	1,324,000	1,287,925
NFP Corp., 144A, 4.875%, 8/15/28	1,456,000	1,263,872
OneMain Finance Corp.
6.125%, 3/15/24	3,442,000	3,361,285
6.875%, 3/15/25	3,310,000	3,218,975
3.50%, 1/15/27	1,986,000	1,628,887
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	3,045,000	2,600,171
144A, 3.625%, 3/1/29	1,986,000	1,582,425
144A, 3.875%, 3/1/31	3,310,000	2,564,588
144A, 4.00%, 10/15/33	2,201,000	1,601,173
SLM Corp.
4.20%, 10/29/25	1,324,000	1,212,979
3.125%, 11/2/26	1,324,000	1,140,043

(Cost $34,395,841)		30,421,196

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc., 144A, 4.25%, 2/15/29	1,853,000	1,513,153
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 4.25%, 10/15/27	1,986,000	1,789,436
HUB International Ltd.
144A, 7.00%, 5/1/26	4,322,000	4,276,057
144A, 5.625%, 12/1/29	1,456,000	1,277,012

(Cost $8,947,051)		8,855,658

Real Estate - 0.5%
Howard Hughes Corp.
144A, 5.375%, 8/1/28	1,986,000	1,799,425
144A, 4.125%, 2/1/29	1,721,000	1,426,028
144A, 4.375%, 2/1/31	1,721,000	1,416,538
Kennedy-Wilson, Inc., 4.75%, 3/1/29	1,589,000	1,292,453

(Cost $6,766,486)		5,934,444

Real Estate Investment Trusts - 5.8%
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	1,059,000	924,568
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26(a)	2,503,000	2,410,940
HAT Holdings I LLC / HAT Holdings II LLC
144A, 6.00%, 4/15/25	1,059,000	1,024,508
144A, 3.375%, 6/15/26	2,648,000	2,281,530
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	2,648,000	2,493,224
144A, 5.25%, 3/15/28	2,184,000	2,044,803
144A, 5.00%, 7/15/28	1,324,000	1,206,164
144A, 4.875%, 9/15/29	2,648,000	2,333,470
144A, 5.25%, 7/15/30	3,342,000	3,012,028
144A, 4.50%, 2/15/31	2,913,000	2,442,696
144A, 5.625%, 7/15/32	1,589,000	1,406,460
iStar, Inc.
4.75%, 10/1/24	2,033,000	2,001,883
4.25%, 8/1/25	1,456,000	1,422,182
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	1,726,000	1,505,935
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26(a)	1,324,000	1,186,509
5.00%, 10/15/27(a)	3,657,000	3,126,826
4.625%, 8/1/29	2,383,000	1,877,721
3.50%, 3/15/31	3,442,000	2,431,033
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	1,721,000	1,736,317
144A, 5.875%, 10/1/28	1,920,000	1,780,608
144A, 4.875%, 5/15/29	1,936,000	1,660,226
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	1,852,000	1,694,020
144A, 4.50%, 2/15/29	1,589,000	1,385,347
RLJ Lodging Trust LP
144A, 3.75%, 7/1/26	1,324,000	1,204,641
144A, 4.00%, 9/15/29	1,324,000	1,111,895
SBA Communications Corp.
3.875%, 2/15/27	3,961,000	3,623,152
3.125%, 2/1/29	3,968,000	3,316,872
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	1,059,000	1,001,883
4.75%, 3/15/25	1,324,000	1,269,998
144A, 3.625%, 7/15/26	1,059,000	946,591
144A, 4.375%, 1/15/27	1,324,000	1,183,517
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	5,872,000	5,906,352
XHR LP
144A, 6.375%, 8/15/25	1,324,000	1,290,162
144A, 4.875%, 6/1/29	1,324,000	1,117,337

(Cost $70,690,761)		65,361,398

Venture Capital - 1.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	2,908,000	2,796,688
6.375%, 12/15/25	1,976,000	1,942,023

6.25%, 5/15/26	3,205,000	3,141,862
5.25%, 5/15/27	3,843,000	3,542,477
4.375%, 2/1/29	1,985,000	1,673,315

(Cost $13,280,565)		13,096,365

Industrial - 8.3%
Aerospace/Defense - 1.8%
Howmet Aerospace, Inc.
5.125%, 10/1/24	2,886,000	2,863,489
6.875%, 5/1/25	1,589,000	1,625,321
3.00%, 1/15/29	1,853,000	1,568,055
TransDigm, Inc.
144A, 8.00%, 12/15/25	2,913,000	2,975,630
144A, 6.25%, 3/15/26	11,551,000	11,393,291

(Cost $21,498,670)		20,425,786

Building Materials - 0.7%
Builders FirstSource, Inc.
144A, 5.00%, 3/1/30	1,456,000	1,292,727
144A, 4.25%, 2/1/32	3,392,000	2,756,975
Standard Industries, Inc., 144A, 5.00%, 2/15/27	2,251,000	2,076,379
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	1,853,000	1,712,635

(Cost $8,611,019)		7,838,716

Electrical Components & Equipment - 0.7%
WESCO Distribution, Inc.
144A, 7.125%, 6/15/25	3,972,000	4,026,674
144A, 7.25%, 6/15/28	3,508,000	3,539,022

(Cost $7,928,423)		7,565,696

Electronics - 1.2%
Imola Merger Corp., 144A, 4.75%, 5/15/29	5,201,000	4,647,926
Sensata Technologies BV
144A, 5.625%, 11/1/24	1,059,000	1,057,856
144A, 5.00%, 10/1/25	1,853,000	1,826,956
144A, 4.00%, 4/15/29	2,648,000	2,306,064
144A, 5.875%, 9/1/30	1,324,000	1,259,484
Sensata Technologies, Inc.
144A, 4.375%, 2/15/30	1,192,000	1,057,066
144A, 3.75%, 2/15/31	1,986,000	1,635,467

(Cost $14,812,263)		13,790,819

Engineering & Construction - 0.1%
Fluor Corp., 4.25%, 9/15/28(a)
(Cost $1,602,669)	1,589,000	1,431,378

Environmental Control - 0.8%
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	1,324,000	1,267,902
144A, 3.75%, 8/1/25	1,986,000	1,861,815
144A, 5.125%, 12/15/26	1,324,000	1,276,482
144A, 3.50%, 9/1/28	1,986,000	1,729,995
Stericycle, Inc.
144A, 5.375%, 7/15/24	1,589,000	1,572,316
144A, 3.875%, 1/15/29	1,324,000	1,153,998

(Cost $9,502,226)		8,862,508

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25
(Cost $1,098,047)	1,059,000	1,055,521

Packaging & Containers - 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 6.00%, 6/15/27	1,589,000	1,552,930
144A, 3.25%, 9/1/28	1,589,000	1,343,057
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A, 5.25%, 4/30/25	1,853,000	1,791,527
Ball Corp.
5.25%, 7/1/25	2,648,000	2,642,704
4.875%, 3/15/26	1,986,000	1,924,315
6.875%, 3/15/28	1,800,000	1,861,290
2.875%, 8/15/30	3,442,000	2,757,323
3.125%, 9/15/31	2,251,000	1,791,407
Berry Global, Inc., 144A, 5.625%, 7/15/27	1,324,000	1,293,188
Crown Americas LLC, 144A, 5.25%, 4/1/30	1,324,000	1,224,256
Graphic Packaging International LLC
144A, 3.50%, 3/15/28	1,192,000	1,038,447
144A, 3.75%, 2/1/30	1,059,000	900,897
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	2,648,000	2,319,555
Sealed Air Corp.
144A, 5.125%, 12/1/24	1,125,000	1,122,829
144A, 5.50%, 9/15/25	1,059,000	1,052,217
144A, 4.00%, 12/1/27	1,125,000	1,011,274
144A, 5.00%, 4/15/29	1,125,000	1,047,386
Silgan Holdings, Inc., 4.125%, 2/1/28	1,509,000	1,400,873
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	2,780,000	2,603,129

(Cost $33,309,888)		30,678,604

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A, 6.50%, 10/1/25
(Cost $1,604,371)	1,667,000	1,603,196

Technology - 5.4%
Computers - 1.9%
Booz Allen Hamilton, Inc.
144A, 3.875%, 9/1/28	1,853,000	1,668,571
144A, 4.00%, 7/1/29	1,324,000	1,176,480

NCR Corp.
144A, 5.75%, 9/1/27	1,213,000	1,178,169
144A, 6.125%, 9/1/29	1,313,000	1,275,927
Presidio Holdings, Inc., 144A, 4.875%, 2/1/27	1,390,000	1,299,372
Seagate HDD Cayman
4.875%, 3/1/24	1,324,000	1,298,983
4.75%, 1/1/25	1,269,000	1,232,294
4.875%, 6/1/27	1,337,000	1,250,995
4.091%, 6/1/29	1,443,000	1,196,600
144A, 9.625%, 12/1/32	2,229,435	2,331,628
Western Digital Corp.
4.75%, 2/15/26	6,060,000	5,743,547
2.85%, 2/1/29	1,320,000	1,050,984
3.10%, 2/1/32	1,320,000	977,962

(Cost $22,833,914)		21,681,512

Semiconductors - 0.5%
Entegris Escrow Corp., 144A, 5.95%, 6/15/30	2,370,000	2,217,642
Entegris, Inc.
144A, 4.375%, 4/15/28	1,059,000	935,105
144A, 3.625%, 5/1/29	1,059,000	880,114
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	1,853,000	1,633,297

(Cost $5,977,744)		5,666,158

Software - 3.0%
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/28	2,423,000	2,174,364
Fair Isaac Corp.
144A, 5.25%, 5/15/26	1,059,000	1,051,365
144A, 4.00%, 6/15/28	2,383,000	2,183,376
MSCI, Inc.
144A, 4.00%, 11/15/29	2,648,000	2,342,063
144A, 3.625%, 9/1/30	2,383,000	2,004,153
144A, 3.875%, 2/15/31	2,548,000	2,217,168
144A, 3.625%, 11/1/31	1,589,000	1,320,896
144A, 3.25%, 8/15/33	1,853,000	1,457,411
Open Text Corp.
144A, 3.875%, 2/15/28	2,383,000	2,013,158
144A, 3.875%, 12/1/29	2,251,000	1,797,455
Open Text Holdings, Inc.
144A, 4.125%, 2/15/30	2,333,000	1,892,401
144A, 4.125%, 12/1/31	1,721,000	1,337,613
PTC, Inc.
144A, 3.625%, 2/15/25	1,324,000	1,254,702
144A, 4.00%, 2/15/28	1,324,000	1,195,998
ROBLOX Corp., 144A, 3.875%, 5/1/30	2,648,000	2,168,712
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	5,296,000	5,022,330
Twilio, Inc.
3.625%, 3/15/29	1,324,000	1,093,968
3.875%, 3/15/31	1,324,000	1,075,750

(Cost $37,616,234)		33,602,883

Utilities - 2.8%
Electric - 2.8%
Calpine Corp.
144A, 5.25%, 6/1/26	1,112,000	1,066,536
144A, 4.50%, 2/15/28	3,210,000	2,936,345
144A, 3.75%, 3/1/31	2,383,000	1,961,503
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	2,251,000	2,082,769
144A, 3.75%, 2/15/31	2,449,000	2,069,160
DPL, Inc., 4.125%, 7/1/25	1,096,000	1,033,745
FirstEnergy Corp.
Series B, 4.40%, 7/15/27	3,872,000	3,656,097
2.65%, 3/1/30	1,589,000	1,316,534
Series B, 2.25%, 9/1/30	1,192,000	949,511
NextEra Energy Operating Partners LP
144A, 4.25%, 7/15/24	1,853,000	1,788,304
144A, 3.875%, 10/15/26	1,324,000	1,244,256
144A, 4.50%, 9/15/27	1,456,000	1,372,003
NRG Energy, Inc., 144A, 3.375%, 2/15/29	1,324,000	1,100,217
Vistra Operations Co. LLC
144A, 5.50%, 9/1/26	2,648,000	2,574,648
144A, 5.625%, 2/15/27	3,442,000	3,331,099
144A, 5.00%, 7/31/27	3,442,000	3,235,003

(Cost $34,540,650)		31,717,730

TOTAL CORPORATE BONDS (Cost $1,191,339,169)		1,102,757,974

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $18,313,976)	18,313,976	18,313,976

CASH EQUIVALENTS - 0.9%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $10,374,885)	10,374,885	10,374,885

TOTAL INVESTMENTS - 100.5% (Cost $1,220,028,030)		$1,131,446,835
Other assets and liabilities, net - (0.5%)		(5,440,011)

NET ASSETS - 100.0%		$1,126,006,824

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 5.882%, 7/08/31(d)
1,552,065	—		(1,468,567)	(398,114)	314,616	15,533	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32(d)
3,038,749	—		(2,883,724)	(973,927)	818,902	24,591	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33(d)
2,794,732	46,341		(2,703,931)	(903,636)	766,494	24,328	—	—	—
SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
9,125,075	9,188,901	(e)	—	—	—	58,743	—	18,313,976	18,313,976
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 3.74% (b)
10,573,885	40,972,505		(41,171,505)	—	—	58,965	—	10,374,885	10,374,885

27,084,506	50,207,747		(48,227,727)	(2,275,677)	1,900,012	182,160	—	28,688,861	28,688,861

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $21,189,761, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,598,639.

(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$1,102,757,974	$—	$1,102,757,974
Short-Term Investments(a)	28,688,861	—	—	28,688,861

TOTAL	$28,688,861	$1,102,757,974	$—	$1,131,446,835

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYDW-PH1

R-089711-1 (5/24) DBX005195 (5/24)